OFFICERS AND DIRECTORS
CHAIRMAN OF THE
BOARD OF DIRECTORS....  Michael F. Koehn
DIRECTOR..............  Michael D. Butler
DIRECTOR..............  Robertson Whittemore
PRESIDENT.............  Alan L. Lewis
EXECUTIVE VICE
PRESIDENT AND
SECRETARY.............  Charles L. Dobson
TREASURER.............  Harindra de Silva
SENIOR VICE
PRESIDENT.............  Deborah D. Boedicker
SENIOR VICE
PRESIDENT.............  Marie Nastasi Arlt
VICE PRESIDENT........  Deborah C. Sheflin

INVESTMENT ADVISOR
Analytic-TSA Global Asset Managment, Inc.
700 South Flower Street, Suite 2400
Los Angeles, CA 90017

TRANSFER AGENT, DIVIDEND DISBURSEMENT AGENT,
AND SHAREHOLDER RELATIONS SERVICING AGENT
Analytic-TSA Global Asset Managment, Inc.
700 South Flower Street, Suite 2400
Los Angeles, CA 90017

CUSTODIAN
The Union Bank of California, N.A.
Mutual Fund Services
475 Sansome Street, 11th Floor
San Francisco, CA 94111

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071

INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP
1000 Wilshire Blvd.
Los Angeles, CA 90017

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND
700 South Flower Street, Suite 2400
Los Angeles, CA 90017
Phone: (800) 374-2633
FAX: (213) 688-8856

                                     [LOGO]

                                 THE DEFENSIVE
                                EQUITY PORTFOLIO

                                       OF
                      ANALYTIC OPTIONED EQUITY FUND, INC.

                                 ANNUAL REPORT
                               DECEMBER 31, 1996

                                                MEMBER OF
                                            100% NO-LOAD-TM-
                                           MUTUAL FUND COUNCIL

                                          MEMBER OF
THE DEFENSIVE EQUITY PORTFOLIO            100% NO-LOAD-TM-
OF ANALYTIC OPTIONED EQUITY FUND, INC.    MUTUAL FUND COUNCIL
----------------------

January 31, 1997

Dear Fellow Shareholders:

    For the quarter ended December 31, 1996, your Fund's net asset value increased 4.5% per share, while the S&P 500 increased 8.4%, both with dividends reinvested. At quarter end, the Fund's share price was $14.38 and its dividend was $0.06 per share, which was the 74th consecutive quarterly dividend paid by the Fund. The Fund also declared and paid on December 31, 1996 a long-term capital gain distribution of $0.74 per share.

    The Fund's net total return (dividends plus appreciation) was 632.2%, after all expenses including management fees, over the 18 1/2 years since inception on July 1, 1978. Over the most recent 10 years, the net total return was 166.6%. This 10 year return is equivalent to an annualized compound growth rate of 10.3%, well ahead of the 3.6% average annual rate of inflation (consumer price index) over this period. Although the S&P 500 was also well ahead of inflation (15.3%), the Fund's return was achieved with 43% less risk (volatility) as measured by standard deviation.

    The Fund's allocation at quarter end was 94% in large capitalization stocks, and 6% in mid-capitalization stocks. Large capitalization is defined as companies with over $5 billion total market value and mid-capitalization as companies between $200 million and $5 billion total market value. The Fund currently has less than 1% of its portfolio in small capitalization (under $200 million) issues.

    For investors considering equity exposure with a lower level of risk than the broad market, the Defensive Equity Portfolio of the Analytic Optioned Equity Fund is an excellent alternative.

    The Fund remains committed to its proven strategy of remaining virtually fully invested in a well diversified portfolio of hedged, higher quality stocks. The portfolio is well positioned to protect against market declines and to gain substantially from market advances.

    Should you have any questions regarding your Fund's investment strategy or results, please do not hesitate to call us at 1-800-374-2633.

        WE APPRECIATE YOUR BUSINESS AND THANK YOU FOR INVESTING WITH US.

   [SIGNATURE]                            [SIGNATURE]
             Alan L. Lewis                Charles L. Dobson
             President                    Executive Vice President & Portfolio
                                          Manager

                         THE DEFENSIVE EQUITY PORTFOLIO
                        OF ANALYTIC OPTIONED EQUITY FUND
                      AVERAGE ANNUAL COMPOUND TOTAL RETURN
               (GROWTH RATE)(1), PERIODS ENDED 12/31/96, PERCENT

                         One Year              15.7%
                         Five Years            10.3%
                         Ten Years             10.3%

(1) The investment returns quoted in this letter represent past returns, net of all fees and expenses. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

700 South Flower Street, Suite 2400, Los Angeles, California 90017 - Tel: (800)
                         374-2633 - Fax: (213) 688-8856

INVESTMENT RESULTS

    For calendar year 1996 your Fund appreciated 15.7% while the S&P 500 appreciated 22.9%. Your Fund's return is net of all fees and expenses. Normally when the S&P 500 exceeds 20% we expect to capture at best two-thirds of that appreciation. Calendar year 1996 was somewhat better as we captured 68% of the appreciation. This somewhat higher return can be attributed in part to our weighting (94% of the portfolio) in the large capitalization issues during the year. Another factor was the relative stability of monthly returns. Only September and November showed S&P 500 gains over 5%. In fact these two months accounted for over 57% of the market return in 1996.

    Relatively stable markets allow us to capture some stock appreciation and a large part of the premium or money we received from selling options on stock we have in the portfolio. When the stock market appreciates rapidly the gain on stocks is limited by the options we sold. The Fund may also have to repurchase the options we sold at a loss.

    Although selling options limits our gain in rapidly rising markets such as 1995 and 1996, they do reduce losses in declining markets. For example when the S&P 500 declined in July and December of 1996 by 4.4% and 1.98% respectively, your Fund declined 2.6% and .7%.

    Despite the rise in the market over the past ten years, your Fund remains committed to its conservative investment philosophy. From inception your Fund's returns have been relatively predictable, given the market returns. This makes the Fund an integral part of ones overall asset allocation.

                      SHAREHOLDER SERVICES (800) 374-2633
          COMPLETE INVESTMENT RECORD FROM INCEPTION 7/1/78 TO 12/31/96
                                  (PERCENTAGE)

                                         THE DEFENSIVE
                                       EQUITY PORTFOLIO
                                     OF ANALYTIC OPTIONED
                                          EQUITY FUND        S&P 500 INDEX   CPI (INFLATION)
                                     ---------------------  ---------------  ---------------
Cumulative Total Return............           632.23             1,485.7            141.5
Average Annual Compound Total
  Return...........................             11.4                16.1              4.9
Standard Deviation (Risk Level)....              9.0                14.5              1.1
Beta...............................              0.6                 1.0              N/A

                         THE DEFENSIVE EQUITY PORTFOLIO
                        OF ANALYTIC OPTIONED EQUITY FUND
                                  TOTAL RETURN
                 Growth of $10,000 Investment 1/1/87 - 12/31/96

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                        AOEF      S&P 500      CPI
12/86                                                        10         10         10
3/87                                                    10.9197    12.1327     10.145
6/87                                                    11.2989    12.7561    10.2718
9/87                                                    11.7492     13.601    10.4017
12/87                                                   10.4276    10.5231     10.441
3/88                                                    10.9407    11.1412    10.5405
6/88                                                    11.4975    11.8759    10.6762
9/88                                                    11.7033    11.9218     10.839
12/88                                                   12.0546    12.2919    10.9024
3/89                                                    12.5644    13.1558    11.0652
6/89                                                    13.1608     14.313    11.2281
9/89                                                    14.0278    15.8374    11.3095
12/89                                                   14.1925    16.1628     11.409
3/90                                                    14.1379    15.6744    11.6443
6/90                                                    14.4462    16.6603    11.7529
9/90                                                    13.3794    14.3641    12.0062
12/90                                                   14.4112      15.65    12.1057
3/91                                                    15.3904    17.9285    12.2143
6/91                                                    15.4026    17.8914    12.3048
9/91                                                    15.9676    18.8545    12.4133
12/91                                                   16.3266     20.431    12.4767
3/92                                                     16.393    19.9096    12.6033
6/92                                                    16.6872    20.3009    12.6848
9/92                                                    16.8887    20.9304    12.7843
12/92                                                   17.3346    21.9981    12.8386
3/93                                                    17.9573    22.9406    12.9924
6/93                                                    18.0884    23.0586    13.0648
9/93                                                    18.3815    23.6484    13.1281
12/93                                                   18.4996    24.1956    13.1914
3/94                                                    18.1439    23.2726    13.3181
6/94                                                    18.3773    23.3676    13.3905
9/94                                                    19.0661    24.5182    13.5171
12/94                                                   18.9558    24.5119    13.5443
3/95                                                     20.132    26.8983    13.6981
6/95                                                    21.2971    29.4507    13.7976
9/95                                                    22.3137    31.7921     13.861
12/95                                                   23.0407    33.6866    13.8881
3/96                                                    24.0138    35.5177    14.0872
6/96                                                    24.9206    37.1212    14.1776
9/96                                                    25.4978    38.2569    14.2591
12/96                                                    26.656    41.4594    14.6898
Average Annual Compound Total Return
1 Year                                                  5 Years   10 Years
15.7%                                                     10.3%      10.3%
Past performance is not predictive of future
performance.

                             YEARLY RISK COMPARISON
                               1/1/87 - 12/31/96

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             AOEF      S&P 500
87           17.5791    36.6951
88           3.17386     5.6692
89           4.49586    7.38831
90           12.5315    20.5969
91           5.63219    12.3046
92           1.88552    6.48213
93           2.74096    3.08515
94           4.91682    7.15594
95           2.62219     3.4785
96            1.9678    4.48378

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND                               DECEMBER 31, 1996
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                         Outstanding Options
                                                                                           (*Indicates Put)
                                                                        ------------------------------------------------------
                                                     Investments                                              Market Value
                                               -----------------------                                    --------------------
                                               Number of     Market      Shares    Expiration  Exercise   Options    Options
COMMON STOCKS                                   Shares        Value     Optioned      Date      Price     Bought       Sold
                                               ---------   -----------  ---------  ----------  --------   -------   ----------
AEROSPACE & DEFENSE--2.18% OF NET ASSETS
  Boeing Co.                                     5,000     $   531,875     5,000      Feb '97   $   95    $         $   65,625
  McDonnell Douglas Corp.                        4,000         256,000     4,000      Feb '97       55                  39,000
  Northrop Grumman Corp.                         3,000         248,250     3,000      Feb '97       75                  26,437
  Raytheon Co.                                   5,000         240,625     5,000      Feb '97       55                   2,812
                                                           -----------                                              ----------
                                                             1,276,750                                                 133,874
                                                           -----------                                              ----------
AUTO RELATED--0.63%
  Goodyear Tire & Rubber Co.                     3,000         154,125     3,000      Apr '97       50                  11,062
  T R W, Inc.                                    4,000         198,000     4,000      Jan '97    47.50                   9,500
                                                           -----------                                              ----------
                                                               352,125                                                  20,562
                                                           -----------                                              ----------
AUTOS & TRUCKS--2.35%
  Chrysler Corp.                                17,000         561,000    10,000      Jan '97    32.50                  13,750
                                                                           7,000      Jan '97    37.50                     219
  Ford Motor Co.                                 6,000         191,250
  General Motors Corp.                           9,100         507,325     4,100      Mar '97       55                  11,787
                                                           -----------                                              ----------
                                                             1,259,575                                                  25,756
                                                           -----------                                              ----------
BANKS/SAVINGS & LOANS--6.67%
  Banc One Corp.                                 5,500         236,500     5,500      Feb '97    37.50*    1,203
  Bank of New York, Inc.                        10,200         344,250     5,100      Apr '97       30                  29,325
                                                                           5,100      Apr '97       35                   8,925
  Bankamerica Corp.                              5,500         548,625     5,500      Apr '97       90                  72,187
  Bankers Trust New York Corp.                     300          25,875       300      Jan '97       80                   1,725
  Barnett Banks, Inc.                           16,000         658,000     8,000      Jan '97       40                  16,500
                                                                           8,000      Apr '97       40                  32,000
  Citicorp                                       6,100         628,300     3,000      Jan '97      110                   1,875
                                                                           3,100      Apr '97      100                  28,287
  Fleet Norstar Financial Group                  5,000         249,375     5,000      Apr '97       55                   5,937
  J.P. Morgan & Co.                              4,000         390,500     4,000      Mar '97       95                  25,000
  Nationsbank Corp.                              3,000         293,250     2,300      Feb '97      110                   1,150
  Republic New York Corp.                        5,000         408,125     5,000      Mar '97       70                  62,500
                                                           -----------                                    -------   ----------
                                                             3,782,800                                     1,203       285,411
                                                           -----------                                    -------   ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                                                         Outstanding Options
                                                                                           (*Indicates Put)
                                                                        ------------------------------------------------------
                                                     Investments                                              Market Value
                                               -----------------------                                    --------------------
                                               Number of     Market      Shares    Expiration  Exercise   Options    Options
COMMON STOCKS (CONTINUED)                       Shares        Value     Optioned      Date      Price     Bought       Sold
                                               ---------   -----------  ---------  ----------  --------   -------   ----------
BREWERY/SPIRITS & TABACCO--0.82%
  Anheuser-Busch Companies, Inc.                 7,000     $   280,000     7,000      Mar '97   $   40    $         $   14,437
  Seagram Co., Ltd.                              5,000         193,750     5,000      Feb '97       35                  28,750
                                                           -----------                                              ----------
                                                               473,750                                                  43,187
                                                           -----------                                              ----------
BROADCAST RADIO & TELEVISION--0.61%
  Tele Communications**                         10,000         130,625    10,000      Jan '97    12.50                  15,625
  Viacom, Inc., Class A**                        5,800         200,100     5,800      Feb '97       40                   2,175
  Viacom, Inc., Class B**                          226           7,882
                                                           -----------                                              ----------
                                                               338,607                                                  17,800
                                                           -----------                                              ----------
BUILDING/PACKAGE MATERIALS--0.38%
  Armstrong World Industries, Inc.               3,000         208,500     3,000      Mar '97       70                   9,937
                                                           -----------                                              ----------
                                                               208,500                                                   9,937
                                                           -----------                                              ----------
CHEMICALS--2.94%
  Avery Dennison Corp.                           4,000         141,500     4,000      Apr '97    32.50                  16,500
  Dow Chemical Co.                               3,000         235,125     3,000      Mar '97       85                   3,375
  Du Pont (E. I.) De Nemours Co.                 6,000         566,250     6,000      Apr '97      100                  14,625
  Grace (W R) & Co.                                800          41,400
  Hercules, Inc.                                 5,000         216,250     5,000      Mar '97       45                  10,312
  Monsanto Co.                                   5,000         194,375     5,000      Apr '97       45                   4,062
  Morton International                           5,000         203,750     5,000      Mar '97       45                   5,625
                                                           -----------                                              ----------
                                                             1,598,650                                                  54,499
                                                           -----------                                              ----------
CLOSED-END FUNDS/HOLDING COMPANIES--0.05%
  A.C. Nielsen, Corp.**                          1,666          25,198
                                                           -----------
                                                                25,198
                                                           -----------
COMPUTER SERVICES/SOFTWARE--4.41%
  Cisco Systems, Inc.**                         11,500         731,687     6,000      Jan '97       60                  28,500
                                                                           5,500      Apr '97       70                  22,000
  First Data Corp.                              10,000         365,000    10,000      Feb '97       40                   8,750
  Microsoft Corp.**                             12,000         991,500     6,000      Jan '97       85                  11,250
                                                                           6,000      Apr '97    72.50                  85,500
  Oracle Systems**                               9,600         400,800     5,000      Mar '97       50                   5,000
                                                                           4,600      Jun '97       50                  11,500
                                                           -----------                                              ----------
                                                             2,488,987                                                 172,500
                                                           -----------                                              ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND                               DECEMBER 31, 1996
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                         Outstanding Options
                                                                                           (*Indicates Put)
                                                                        ------------------------------------------------------
                                                     Investments                                              Market Value
                                               -----------------------                                    --------------------
                                               Number of     Market      Shares    Expiration  Exercise   Options    Options
COMMON STOCKS (CONTINUED)                       Shares        Value     Optioned      Date      Price     Bought       Sold
                                               ---------   -----------  ---------  ----------  --------   -------   ----------
COMPUTERS--2.81%
  Compaq Computer Corp.**                        7,500     $   556,875     4,000      Jan '97   $   90    $         $      500
                                                                           3,500      Apr '97       65                  46,812
  International Business Machines Corp.          5,900         890,900     3,000      Jan '97      160                   3,937
                                                                           2,900      Apr '97      140                  52,925
  Silicon Graphics, Inc.**                       5,000         127,500     5,000      Feb '97    22.50*    2,812
                                                           -----------                                    -------   ----------
                                                             1,575,275                                     2,812       104,174
                                                           -----------                                    -------   ----------
COSMETICS & PERSONAL CARE--0.83%
  Avon Products, Inc.                            3,000         171,376     3,000      Jan '97       50                  24,000
  Gillette Co.                                   4,000         311,000     4,000      Mar '97       75                  20,000
                                                           -----------                                              ----------
                                                               482,376                                                  44,000
                                                           -----------                                              ----------
ELECTRIC/GAS/WATER UTILITIES--3.51%
  American Electric Power Co.                    5,000         205,625     5,000      Feb '97       45                     625
  Consolidated Edison of New York                3,300          96,525
  Dominion Resources, Inc.                      10,000         385,000
  Duke Power Co.                                 5,000         231,250
  F P L Group, Inc.                              5,000         230,000
  Pacific Gas & Electric Co.                     8,000         168,000
  Public Service Enterprise Group, Inc.          6,000         163,500
  Southern Co.                                  16,000         362,000
                                                           -----------                                              ----------
                                                             1,841,900                                                     625
                                                           -----------                                              ----------
ELECTRICAL EQUIPMENT--1.19%
  Emerson Electric Co.                           3,500         338,625     3,500      Mar '97       90                  30,625
  Honeywell, Inc.                                5,000         328,750     5,000      May '97       70                  12,500
                                                           -----------                                              ----------
                                                               667,375                                                  43,125
                                                           -----------                                              ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                                                         Outstanding Options
                                                                                           (*Indicates Put)
                                                                        ------------------------------------------------------
                                                     Investments                                              Market Value
                                               -----------------------                                    --------------------
                                               Number of     Market      Shares    Expiration  Exercise   Options    Options
COMMON STOCKS (CONTINUED)                       Shares        Value     Optioned      Date      Price     Bought       Sold
                                               ---------   -----------  ---------  ----------  --------   -------   ----------
ELECTRONICS--7.60%
  General Electric Co.                          16,200     $ 1,601,776     4,700      Jan '97   $   95    $         $   25,850
                                                                           6,000      Mar '97       90                  72,000
                                                                           5,500      Jun '97      105                  27,500
  Hewlett-Packard Co.                           13,000         653,250     5,000      Feb '97       45                  33,750
                                                                           8,000      May '97       55                  24,000
  Intel Corp.                                   10,000       1,309,376     5,000      Jan '97      130                  33,750
                                                                           5,000      Apr '97      130                  68,750
  Motorola, Inc.                                 9,000         552,376     4,500      Jan '97       80                     281
                                                                           4,500      Apr '97       55                  38,813
  Texas Instruments, Inc.                        4,000         255,000     4,000      Jan '97       50                  56,000
                                                           -----------                                              ----------
                                                             4,371,778                                                 380,694
                                                           -----------                                              ----------
ENTERTAINMENT/ADVERTISING--1.14%
  Mirage Resorts, Inc.**                         7,000         151,375     7,000      Feb '97       25                   2,625
  TCI Satellite Entertainment Class A**          1,000           9,875
  The Walt Disney Co.                            7,000         487,375     3,500      Jan '97       60                  33,687
                                                                           3,500      Apr '97       70                  14,437
                                                           -----------                                              ----------
                                                               648,625                                                  50,749
                                                           -----------                                              ----------
ENVIRONMENTAL CONTROL--0.36%
  WMX Technologies, Inc.                         6,000         195,750     6,000      Feb '97    32.50                   7,125
                                                           -----------                                              ----------
                                                               195,750                                                   7,125
                                                           -----------                                              ----------
FINANCIAL SERVICES & BROKERS--2.54%
  American Express Co.                           3,300         186,450     3,300      Jan '97       50                  22,275
  Dean Witter Discover and, Co.                  5,000         331,250     5,000      Apr '97       60                  40,626
  Federal National Mortgage Association          7,000         260,750     7,000      Jun '97    42.50                   9,625
  Merrill Lynch & Co.                            6,000         489,000     6,000      Apr '97       70                  80,250
  Transamerica Corp.                             3,000         237,000     3,000      Feb '97       75                  16,125
                                                           -----------                                              ----------
                                                             1,504,450                                                 168,901
                                                           -----------                                              ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND                               DECEMBER 31, 1996
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                         Outstanding Options
                                                                                           (*Indicates Put)
                                                                        ------------------------------------------------------
                                                     Investments                                              Market Value
                                               -----------------------                                    --------------------
                                               Number of     Market      Shares    Expiration  Exercise   Options    Options
COMMON STOCKS (CONTINUED)                       Shares        Value     Optioned      Date      Price     Bought       Sold
                                               ---------   -----------  ---------  ----------  --------   -------   ----------
FOOD PROCESSING & WHOLESALE--7.68%
  Campbell Soup Co.                              5,000     $   401,250     5,000      Feb '97   $   85    $         $    7,187
  Coca-Cola Co.                                 27,000       1,420,875    10,000      Jan '97       55                   3,125
                                                                           7,000      Feb '97       55                   7,000
                                                                          10,000      May '97       55                  22,500
  Conagra, Inc.                                  5,000         248,750     5,000      Mar '97       50                  11,250
  Earthgrains, Co.                                 140           7,315
  Heinz (H.J.) Co.                               1,500          53,625     1,500      Mar '97       30*       94
  Kellogg Co.                                    5,000         328,125
  Pepsico, Inc.                                 16,000         468,000     6,000      Jan '97       30                   3,000
                                                                          10,000      Apr '97       35                   5,000
  Philip Morris Companies, Inc.                  9,000       1,013,626     6,500      Mar '97       95                 123,500
                                                                           2,500      Mar '97      120                   9,375
  Wrigley Wm. Jr. Co.                            5,000         281,250     5,000      Mar '97       65                   1,250
                                                           -----------                                    -------   ----------
                                                             4,222,816                                        94       193,187
                                                           -----------                                    -------   ----------
FOREST PRODUCTS & PAPER--1.69%
  Georgia-Pacific Corp.                          3,000         216,000     3,000      Jan '97       80                      94
  International Paper Co.                        5,000         201,875     5,000      Apr '97       45                   3,125
  Kimberly Clark Corp.                           5,000         476,250     5,000      Jan '97      100                   2,656
                                                           -----------                                              ----------
                                                               894,125                                                   5,875
                                                           -----------                                              ----------
HOME--CONSTRUCTION/TOOLS/FURNISHING--0.44%
  Whirlpool Corp.                                5,000         233,126     5,000      Mar '97       55                     937
                                                           -----------                                              ----------
                                                               233,126                                                     937
                                                           -----------                                              ----------
HOUSEHOLD PRODUCTS/WARES--1.79%
  Clorox Co.                                     2,500         250,938     2,500      Jan '97       90                  26,250
  Procter & Gamble Co.                           7,500         806,250     2,500      Jan '97       90                  42,813
                                                                           5,000      Apr '97      100                  50,625
                                                           -----------                                              ----------
                                                             1,057,188                                                 119,688
                                                           -----------                                              ----------
INSURANCE--3.13%
  Allstate, Corp.                                9,270         536,501     5,000      Jan '97       55                  16,250
                                                                           4,200      Apr '97       55                  21,000
  American International Group, Inc.             3,000         324,750     3,000      Feb '97      105                  19,500
  Cigna Corp.                                    3,500         478,187     3,500      Apr '97      130                  39,156
  Loews Corp.                                    4,000         377,000     4,000      Jun '97       95                  25,000
  Torchmark Corp.                                  900          45,450
                                                           -----------                                              ----------
                                                             1,761,888                                                 120,906
                                                           -----------                                              ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                                                         Outstanding Options
                                                                                           (*Indicates Put)
                                                                        ------------------------------------------------------
                                                     Investments                                              Market Value
                                               -----------------------                                    --------------------
                                               Number of     Market      Shares    Expiration  Exercise   Options    Options
COMMON STOCKS (CONTINUED)                       Shares        Value     Optioned      Date      Price     Bought       Sold
                                               ---------   -----------  ---------  ----------  --------   -------   ----------
IRON & STEEL--0.38%
  Corning, Inc.                                  5,000     $   231,250     5,000      Feb '97   $   40    $         $   34,062
                                                           -----------                                              ----------
                                                               231,250                                                  34,062
                                                           -----------                                              ----------
MACHINE CONSTRUCTION/DIVERSIFIED--0.84%
  Caterpillar, Inc.                              3,200         240,800
  Deere & Co.                                    5,000         203,125     5,000      Mar '97       45                   3,750
                                                           -----------                                              ----------
                                                               443,925                                                   3,750
                                                           -----------                                              ----------
MEDICAL SUPPLIES & SERVICES--1.69%
  Becton Dickinson & Co.                         6,000         260,250     6,000      Mar '97       45                   9,751
  C.R. Bard, Inc.                                5,000         140,000     4,000      Jan '97       35                     250
  Columbia HCA/Healthcare Corp.                  7,500         305,625     7,500      Feb '97       40                  16,875
  Fresenius Medical Care**                         877          24,666
  Fresenius National Medical Care -
    Preference shares**                            800             104
  United States Surgical Corp.                   5,000         196,875     5,000      Apr '97       45                  12,187
                                                           -----------                                              ----------
                                                               927,520                                                  39,063
                                                           -----------                                              ----------
METALS & MINING--0.98%
  Aluminum Co. of America                        6,000         382,500     6,000      Jan '97       65                   4,500
  Barrick Gold, Corp.                            5,000         143,750     5,000      Apr '97       30                   7,812
                                                           -----------                                              ----------
                                                               526,250                                                  12,312
                                                           -----------                                              ----------
MISCELLANEOUS SECURITIES--0.31%
  Cognizant, Corp.**                             5,000         165,000
                                                           -----------
                                                               165,000
                                                           -----------
MISCELLANEOUS MANUFACTURING--2.03%
  Allied Signal Corp.                            5,000         335,000     5,000      Mar '97       70                  10,000
  Eastman Kodak Co.                              3,500         280,875     3,500      Jan '97       80                  10,500
  Imation, Corp.**                                 500          14,062
  Minnesota Mining & Manufacturing Co.           5,000         414,375     5,000      Jan '97       70                  70,000
  Parker Hannifin Corp.                          3,000         116,250     3,000      Feb '97       40                   3,750
                                                           -----------                                              ----------
                                                             1,160,562                                                  94,250
                                                           -----------                                              ----------
OFFICE/BUSINESS EQUIPMENT--0.49%
  Xerox Corp.                                    5,000         263,125     5,000      Jan '97   53.375                   5,313
                                                           -----------                                              ----------
                                                               263,125                                                   5,313
                                                           -----------                                              ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND                               DECEMBER 31, 1996
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                         Outstanding Options
                                                                                           (*Indicates Put)
                                                                        ------------------------------------------------------
                                                     Investments                                              Market Value
                                               -----------------------                                    --------------------
                                               Number of     Market      Shares    Expiration  Exercise   Options    Options
COMMON STOCKS (CONTINUED)                       Shares        Value     Optioned      Date      Price     Bought       Sold
                                               ---------   -----------  ---------  ----------  --------   -------   ----------
OIL/GAS DOMESTIC--2.43%
  Atlantic Richfield Co.                         5,000     $   662,500     5,000      Jan '97   $  140    $         $      313
  Enron Corp.                                    5,000         215,625     5,000      Apr '97       45                   8,125
  Pennzoil Co.                                   2,000         113,000     1,000      Jan '97       50                   6,750
  Tenneco, Inc.                                  6,300         284,287     6,300      Feb '97       55                   5,709
                                                           -----------                                              ----------
                                                             1,275,412                                                  20,897
                                                           -----------                                              ----------
OIL/GAS INTERNATIONAL--6.35%
  Amoco Corp.                                    4,500         362,250     4,500      Feb '97       80                  12,375
  Chevron Corp.                                  5,000         325,000
  Exxon Corp.                                   12,500       1,225,000     6,500      Jan '97       90                  63,375
                                                                           6,000      Apr '97       90                  60,000
  Mobil Corp.                                    6,000         733,500     6,000      May '97      125                  24,750
  Royal Dutch Petroleum Co.                      3,000         512,250     3,000      Jan '97      155                  48,375
  Texaco, Inc.                                   4,000         392,500     4,000      Apr '97      105                   9,000
                                                           -----------                                              ----------
                                                             3,550,500                                                 217,875
                                                           -----------                                              ----------
OIL EQUIPMENT/EXPLORATION & SERVICES--0.53%
  Halliburton Co.                                5,000         301,250     5,000      Apr '97       65                  12,500
  Schlumberger, Ltd.                                                       3,000      Feb '97      100*                 11,063
                                                           -----------                                              ----------
                                                               301,250                                                  23,563
                                                           -----------                                              ----------
PHARMACEUTICALS & BIOTECHNOLOGY--8.97%
  Allergan, Inc.                                 5,100         181,687     5,100      Jan '97       45                     956
  American Home Products Corp.                   6,000         351,750     6,000      Apr '97       70                   2,438
  Amgen, Inc.**                                  5,000         271,875     5,000      Apr '97       70                   1,875
  Bristol Myers Squibb Co.                       5,000         543,750     5,000      Mar '97      115                  15,625
  Eli Lilly & Co.                               10,000         730,000     5,000      Jan '97       80                   1,250
                                                                           5,000      Apr '97       70                  32,500
  Johnson & Johnson                             15,000         746,250     5,000      Jan '97       50                   5,938
                                                                           5,000      Jan '97    52.50                   1,563
                                                                           5,000      Apr '97       55                   5,625
  Merck & Co.                                   15,000       1,188,750     7,500      Jan '97       85                   3,750
                                                                           7,500      Apr '97       80                  36,563
  Molecular Biosystems, Inc.**                      16             104
  Mylan Laboratories                                                       1,000      Jan '97       20        62
  Pfizer, Inc.                                   6,000         497,250     6,000      Mar '97       90                  13,500
  Warner-Lambert Co.                             5,000         375,000     5,000      Apr '97       65                  56,875
                                                           -----------                                    -------   ----------
                                                             4,886,416                                        62       178,458
                                                           -----------                                    -------   ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                                                         Outstanding Options
                                                                                           (*Indicates Put)
                                                                        ------------------------------------------------------
                                                     Investments                                              Market Value
                                               -----------------------                                    --------------------
                                               Number of     Market      Shares    Expiration  Exercise   Options    Options
COMMON STOCKS (CONTINUED)                       Shares        Value     Optioned      Date      Price     Bought       Sold
                                               ---------   -----------  ---------  ----------  --------   -------   ----------
PUBLISHING--0.58%
  Donnelley R R & Sons                           6,000     $   188,250
  Dun & Bradstreet                               5,000         118,750     5,000      Feb '97   $   65    $         $    2,188
                                                           -----------                                              ----------
                                                               307,000                                                   2,188
                                                           -----------                                              ----------
RAILROAD/TRUCKING/MISCELLANEOUS--0.88%
  C. S. X. Corp.                                 2,000          84,500
  Consolidated Rail Corp.                          300          29,887       300      Jan '97       70                   8,888
  Newport News Shipbuilding**                    1,260          18,900
  Norfolk Southern                               4,000         350,000     4,000      Mar '97       90                  12,000
                                                           -----------                                              ----------
                                                               483,287                                                  20,888
                                                           -----------                                              ----------
RESTAURANTS & LODGING--0.80%
  Hilton Hotels Corp.                           10,000         261,250    10,000      Jan '97       15*      312
  McDonald's Corp.                               3,500         158,375
                                                           -----------                                    -------
                                                               419,625                                       312
                                                           -----------                                    -------
RETAIL--GENERAL/DEPARTMENT--2.70%
  Dayton-Hudson Corp.                            9,000         353,250     4,500      Jan '97       35                  19,969
                                                                           4,500      Jan '97   33.375                  27,000
  Gap, Inc.                                      7,000         210,875     7,000      Jan '97       35                   1,750
  J.C. Penny Co.                                 5,500         268,125     5,500      Feb '97       55                     344
  Nordstrom, Inc.                                5,000         177,187     5,000      Jan '97       45                     625
  Sears Roebuck & Co.                           10,000         461,250     5,000      Jan '97       55                   1,250
                                                                           5,000      Apr '97       55                   3,125
                                                           -----------                                              ----------
                                                             1,470,687                                                  54,063
                                                           -----------                                              ----------
RETAIL--GROCERY/DRUG STORES--0.65%
  Safeway, Inc.**                                5,000         213,750     5,000      Mar '97    37.50                  30,313
  Winn-Dixie Stores, Inc.                        5,000         158,125     5,000      Jan '97       35                     313
                                                           -----------                                              ----------
                                                               371,875                                                  30,626
                                                           -----------                                              ----------
SPECIALTY RETAIL/WHOLESALE--1.36%
  Home Depot, Inc.                               5,000         250,625     5,000      Jan '97       55                     938
  Alco Standard Corp.                            2,500         129,062
  NIKE, Inc.                                     6,000         358,500     6,000      Apr '97    62.50                  21,750
                                                           -----------                                              ----------
                                                               738,187                                                  22,688
                                                           -----------                                              ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND                               DECEMBER 31, 1996
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                         Outstanding Options
                                                                                           (*Indicates Put)
                                                                        ------------------------------------------------------
                                                     Investments                                              Market Value
                                               -----------------------                                    --------------------
                                               Number of     Market      Shares    Expiration  Exercise   Options    Options
COMMON STOCKS (CONTINUED)                       Shares        Value     Optioned      Date      Price     Bought       Sold
                                               ---------   -----------  ---------  ----------  --------   -------   ----------
TELECOMMUNICATION UTILITIES--8.03%
  American Telephone & Telegraph                19,500     $   848,250     5,000      Jan '97   $   60    $         $    1,875
  Ameritech Corp.                               10,000         606,250     5,000      Apr '97       55                  33,750
  Bell Atlantic Corp.                            5,000         323,750     5,000      Apr '97       65                  16,875
  Bellsouth Corp.                               18,400         742,900     5,000      Jan '97       45                     313
  G T E Corp.                                   12,500         568,750     5,000      Jan '97    42.50                  18,750
                                                                           7,500      Jun '97       50                  10,313
  Hong Kong Telecom, Ltd.                        2,000          32,500
  M C I Communications                          10,000         326,875    10,000      Jan '97       30                  30,000
  Nynex Corp.                                    8,500         409,062
  SBC Communications, Inc.                       9,000         465,750
  U S West, Inc.                                                           3,000      Jan '97    32.50     1,687
                                                           -----------                                    -------   ----------
                                                             4,324,087                                     1,687       111,876
                                                           -----------                                    -------   ----------
TELECOMMUNICATIONS & EQUIPMENT--1.48%
  Lucent Technologies, Inc.                      4,715         218,069
  Northern Telecom, LTD.                        10,000         618,750     5,000      Mar '97       55                  41,250
                                                                           5,000      Mar '97       65                  16,250
                                                           -----------                                              ----------
                                                               836,819                                                  57,500
                                                           -----------                                    -------   ----------
    TOTALS                                                 $53,944,391                                    $6,170    $2,932,884
                                                           -----------                                    -------   ----------
                                                           -----------                                    -------   ----------
TOTAL COMMONS STOCKS
  (Cost $41,917,190)                                        53,944,391
TOTAL OPTIONS PURCHASED
  (Cost $37,396)                                                 6,170
                                                           -----------
TOTAL INVESTMENTS--102.80%
  (Cost $41,954,586)                                        53,950,561
TOTAL OPTIONS SOLD (5.59%)
  (Premiums $1,929,290)                                     (2,932,884)
CASH EQUIVALENTS--2.29%
  SEI Cash Plus Trust-Prime Obligation, 5.61%                1,204,459
EXCESS OTHER ASSETS OVER LIABILITIES
  (NET)--0.50%                                                 261,668
                                                           -----------
NET ASSETS--100.00%                                        $52,483,804
                                                           -----------
                                                           -----------

**NON-INCOME PRODUCING SECURITY

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                         THE DEFENSIVE EQUITY PORTFOLIO
                        OF ANALYTIC OPTIONED EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

ASSETS:
  Securities portfolio at market value (identified cost $41,954,586).................................  $53,950,561
  Cash equivalents (includes cash reserved for short puts options of $300,000).......................    1,204,459
  Receivable for investments sold....................................................................      174,853
  Dividends receivable...............................................................................       92,232
  Interest receivable................................................................................        9,458
                                                                                                       -----------
    Total assets.....................................................................................   55,431,563
                                                                                                       -----------
LESS LIABILITIES:
  Options outstanding at market value (premiums received $1,929,290).................................    2,932,884
  Accrued expenses...................................................................................       14,875
                                                                                                       -----------
    Total liabilities................................................................................    2,947,759
                                                                                                       -----------
NET ASSETS...........................................................................................  $52,483,804
                                                                                                       -----------
                                                                                                       -----------
REPRESENTED BY:
  Paid-in capital....................................................................................  $41,491,019
  Undistributed net realized gains...................................................................          405
  Net unrealized appreciation of investments.........................................................   10,992,380
                                                                                                       -----------
                                                                                                       $52,483,804
                                                                                                       -----------
                                                                                                       -----------
  Net asset value, purchase and redemption price per outstanding share (100,000,000 shares of no par
    capital shares authorized; 3,648,722 shares outstanding).........................................  $     14.38
                                                                                                       -----------
                                                                                                       -----------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             YEAR ENDED            YEAR ENDED
                                                                         DECEMBER 31, 1996     DECEMBER 31, 1995
                                                                        --------------------  --------------------
OPERATIONS:
  Net investment income...............................................      $    694,100         $      862,933
  Net realized gain (loss) on investments and options.................         2,783,447               (185,575)
  Change in unrealized appreciation of investments and options........         3,607,945              8,394,839
                                                                        --------------------  --------------------
    Increase in net assets from operations............................         7,085,492              9,072,197
                                                                        --------------------  --------------------
DISTRIBUTION TO SHAREHOLDERS:
  From net investment income..........................................          (700,644)              (847,716)
  From net realized gains.............................................        (2,598,524)                     0
                                                                        --------------------  --------------------
    Decrease in net assets from distributions.........................        (3,299,168)              (847,716)
                                                                        --------------------  --------------------
FUND SHARE TRANSACTIONS:
  Proceeds from sales of 865,241 and 424,638 capital shares for 1996
    and 1995, respectively............................................        11,970,173              5,108,441
  Proceeds from 192,456 and 64,633 capital shares issued upon
    reinvestment of distributions for 1996 and 1995, respectively.....         2,761,283                805,478
  Cost of 624,996 and 1,614,600 capital shares redeemed for 1996 and
    1995, respectively................................................        (8,681,585)           (19,744,905)
                                                                        --------------------  --------------------
  Increase (decrease) in net assets from fund share transactions......         6,049,871            (13,830,986)
                                                                        --------------------  --------------------
  Net increase (decrease) in net assets...............................         9,836,195             (5,606,505)
    Net assets, beginning of year.....................................        42,647,609             48,254,114
                                                                        --------------------  --------------------
    Net assets, end of year...........................................      $ 52,483,804         $   42,647,609
                                                                        --------------------  --------------------
                                                                        --------------------  --------------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                         THE DEFENSIVE EQUITY PORTFOLIO
                        OF ANALYTIC OPTIONED EQUITY FUND
                            STATEMENT OF OPERATIONS
                        FOR YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME:
  Dividends...........................................               $ 1,060,436
  Interest............................................                   229,685
                                                                     -----------
    Total investment income...........................                 1,290,121
                                                                     -----------
EXPENSES:
Fees paid to Analytic-TSA Global Asset Management (the
 adviser):
  Investment advisory and management fees.............                   363,576
  Transfer agent and accounting fees..................                   129,424
Audit and tax fees....................................                    51,525
Registration fees, insurance and other expenses.......                    25,678
Shareholder services, reports and notices.............                    31,653
Custodian fees........................................                    27,757
Directors' fees and expenses..........................                    13,080
Legal fees............................................                     6,531
                                                                     -----------
    Total expenses....................................                   649,224
  Expenses paid indirectly............................                   (53,203)
                                                                     -----------
  Net expenses........................................                   596,021
                                                                     -----------
  Net investment income...............................                   694,100
                                                                     -----------
REALIZED & UNREALIZED GAINS (LOSSES) ON INVESTMENTS
 AND OPTIONS:
Net realized gains (losses):
  Proceeds from sales of investments..................  $21,033,832
  Cost of investments sold............................   17,088,003
                                                        -----------
    Net realized gain on investments..................                 3,945,829
                                                                     -----------
  Premiums received on options closed.................    1,619,315
  Cost of closing purchase transactions...............    4,328,086
                                                        -----------
  Net realized loss on options closed.................                (2,708,771)
  Premiums received on options expired................                 1,546,389
                                                                     -----------
    Net realized loss on options......................                (1,162,382)
                                                                     -----------
    Total net realized gain...........................                 2,783,447
Unrealized gains:
  Change in unrealized appreciation of investments....    3,802,123
  Change in unrealized depreciation of options
    outstanding.......................................     (194,178)
                                                        -----------
    Net change in unrealized appreciation.............                 3,607,945
                                                                     -----------
    Net realized and unrealized gains on investments
      and options.....................................                 6,391,392
                                                                     -----------
      Net increase in net assets from operations......               $ 7,085,492
                                                                     -----------
                                                                     -----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                         THE DEFENSIVE EQUITY PORTFOLIO
                        OF ANALYTIC OPTIONED EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Defensive Equity Portfolio of Analytic Optioned Equity Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, no-load, open-end management investment company.

The Fund's investment objective is to obtain a greater long-term total return and smaller fluctuations in quarterly return from a diversified, hedged common stock portfolio than would be realized from the same portfolio unhedged. The Fund attempts to achieve this objective by investing primarily in dividend paying common stocks on which options are traded on national securities exchanges, in securities convertible into common stocks, and selling covered call options and secured put options. The Fund may also hedge its securities by purchasing put and call options on its portfolio securities, purchasing put and selling call options on the same securities, and engaging in transactions in stock index and interest rate futures, stock index options, and options on stock index and interest rate futures.

The following is a summary of the Fund's significant accounting policies.

SECURITIES VALUATION--Common stocks and outstanding options (collectively referred to as securities) are stated at market value. Securities traded on securities exchanges are valued at the last sale price on the day of valuation or, in the absence of a sale that day, at the mean between the last current bid and asked prices.

INVESTMENT INCOME AND SECURITIES TRANSACTIONS--Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Interest income on bonds is not reduced by amortization of premium paid but is increased by amortization of any discount. Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains on losses from securities transactions are reported on an identified cost basis for both financial statement and Federal income tax purposes.

OPTION ACCOUNTING PRINCIPLES--Covered call options and secured put options are written on the Fund's portfolio in order (i) to acheive, through the receipt of premiums, a higher long-term total return than would be received from the same portfolio unhedged and (ii) to reduce the fluctuation in this total return. When the Fund writes a call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability will be subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the last current bid and asked prices.

When a call expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

When the Fund writes a put option, cash equal to the exercise price is placed in an interest bearing escrow account to secure the outstanding put option. When a put option expires, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain or loss on the option transaction, the cash is released from escrow and the liability related to such option is extinguished. When a put option is exercised, the Fund uses the cash in escrow to purchase the security, the cost of the security is reduced by the premium originally received and no gain or loss is recognized.

FUND SHARE VALUATION--Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading of the New York Stock Exchange on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less the sum of liabilities and the value of the outstanding options, by the number of Fund shares outstanding.

FEDERAL INCOME TAXES--It is the Fund's intention to continue to comply with the provisions of the Internal Revenue Code enabling it to qualify as a regulated investment company and, in the manner provided therein, to distribute all of its taxable income to its shareholders. Accordingly, no provision for income taxes has been made

The cost of investments and options for Federal income tax purposes at December 31, 1996 was $41,954,586. Net unrealized appreciation of $10,992,380 was comprised of aggregate gross unrealized appreciation of $13,270,772 less aggregate gross depreciation of $2,278,392. During the year ended December 31, 1996, the Fund realized, on a federal tax basis and for financial reporting purposes, net gains of $2,783,447.

CASH AND CASH EQUIVALENTS--Cash and cash equivalents at December 31, 1996 consist of cash on deposit and money market funds valued at cost, which approximates market value.

USE OF ESTIMATES--The financial statements have been prepared in conformity with generally accepted accounting principles. The preparation of the accompanying financial statements requires management to make estimate and assumptions that effect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

2.  DISTRIBUTIONS OF REALIZED GAINS

The Fund distributed net capital gains of $2,598,524 at December 31, 1996.

3.  INVESTMENT ADVISORY AGREEMENT AND "AFFILIATED PERSONS"

Analytic-TSA Global Asset Management, Inc. (formerly Analytic Investment Mangement, Inc.) is the investment adviser (the "Adviser") of the Fund. The Adviser is a wholly owned subsidiary of United Asset Management Corporation, a holding company that purchased all of the voting common stock of the Adviser on May 9, 1985. The Adviser, subject to the control and direction of the Fund's board of directors, manages and supervises the investment operations of the Fund and the composition of it portfolio, including the writing of options and making recommendations to the Fund's board of directors as to investment policies.

As compensation for furnishing investment advisory, management, and other services, and costs and expenses assumed, pursuant to the Investment Management Agreement, the Fund pays the Adviser an annual fee equal to 0.75% of the first $100,000,000 of average daily net assets, 0.65% of the next $100,000,000 of average daily net assets, and 0.55% of average daily net assets in excess of $200,000,000. The Adviser also acts as the Fund's transfer agent, dividend disbursing agent, and shareholder relations servicing agent for which the Fund pays a fee based on the number of accounts and net assets. The Fund also pays the Adviser a fee based on its net assets to calculate its daily share price and maintain its general accounting records. In order to comply with the registration requirements of certain states, the Adviser has agreed that, in any fiscal year, if the expenses of the Fund (including the advisory fee but excluding interest, taxes, brokerage commissions, backup withholding, litigation, indemnity and extraordinary expenses) exceed the limits set by applicable regulations of state securities commission, the Adviser will reduce its fee by the amount of such excess. Any such reductions are subject to readjustment during the year. Currently, the Fund believes that the most restrictive applicable expense limitation of state securities commissions is 2.50% of the Funds $30,000,000 of the average net assets, 2.0% of the next $70,000,000 of such average net assets, and 1.50% of the average net assets in excess of $100,000,00. Additionally, the Adviser has agreed to absorb all costs of marketing the shares of the Fund, although the Adviser is not required to do so by the investment advisory agreement. At December 31, 1996, six officers and a director of the Fund are also officers and directors of the Adviser.

4.  INVESTMENT ACTIVITY

For the year ended December 31, 1996, the cost basis of purchases and proceeds of sales of investments aggregated $26,068,520 (reduced by $20,622 of premiums for put options exercised), and $21,033,832 (including $656,641 of premiums for call options exercised), respectively. Transactions in options contracts written were as follows:

                                                     NUMBER OF
                                                     CONTRACTS     PREMIUMS
                                                    -----------  -------------
Outstanding at beginning of year..................       5,972   $   1,554,350
Options written...................................      17,341       4,217,907
Options terminated in closing purchase
  transactions....................................      (6,219)     (1,619,315)
Options expired...................................      (6,677)     (1,546,389)
Options exercised.................................      (2,835)       (677,263)
                                                    -----------  -------------
Outstanding at December 31, 1996..................       7,582   $   1,929,290
                                                    -----------  -------------
                                                    -----------  -------------

As of December 31, 1996, portfolio securities valued at $46,587,912 were held in escrow by the custodian in connection with covered call options written by the Fund.

5.  EXPENSES PAID INDIRECTLY

The Fund has entered into an agreement whereby certain operating expenses of the Fund are paid indirectly by a broker, based upon a percentage of commissions earned by the broker for execution of portfolio transactions. For the year ended December 31, 1996, such expenses amounted to $53,203. Gross commission rates for this broker are consistent with those of other brokers utilized by the Fund.

THE DEFENSIVE EQUITY PORTFOLIO
OF ANALYTIC OPTIONED EQUITY FUND

FINANCIAL HIGHLIGHTS

                                                                      YEAR ENDED DECEMBER 31
                                                    ----------------------------------------------------------
                                                      1996          1995          1994         1993     1992
                                                    ---------     ---------     ---------     -------  -------
Net asset value, beginning of period..............  $   13.26     $   11.12     $   11.96     $ 11.97  $ 12.29
                                                    ---------     ---------     ---------     -------  -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...........................       0.20          0.24          0.31        0.33     0.27
  Net realized or unrealized gains (losses) on
    investments and options.......................       1.87          2.14         (0.02)       0.48     0.48
                                                    ---------     ---------     ---------     -------  -------
    Total from investment operations..............       2.07          2.38          0.29        0.81     0.75
                                                    ---------     ---------     ---------     -------  -------
LESS DISTRIBUTIONS:
  From net investment income......................       0.20          0.24          0.31        0.33     0.29
  From net realized gains.........................       0.75          0.00          0.82        0.49     0.78
                                                    ---------     ---------     ---------     -------  -------
  Total distributions.............................       0.95          0.24          1.13        0.82     1.07
                                                    ---------     ---------     ---------     -------  -------
Net asset value, end of period....................  $   14.38     $   13.26     $   11.12     $ 11.96  $ 11.97
                                                    ---------     ---------     ---------     -------  -------
                                                    ---------     ---------     ---------     -------  -------
TOTAL RETURN......................................      15.66%        21.52%         2.47%       6.73%    6.17%
                                                    ---------     ---------     ---------     -------  -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($000)..................  $  52,484     $  42,648     $  48,254     $76,948  $91,561
Ratio of expenses to average net assets...........       1.34%(1)      1.38%(1)      1.10%       1.07%    1.02%
Ratio of net investment income to average net
 assets...........................................       1.43%         1.87%         3.45%       2.51%    2.33%
Portfolio turnover rate...........................      43.17%        32.37%        48.71%      36.19%   81.73%
Average commission rate(2)........................     0.0446        0.0442

(1) Gross of expenses paid indirectly through broker arrangements. With the expense reduction from brokerage arrangements, the ratio of expenses to average net assets would have been 1.23% and 1.22% for the years ended December 31, 1996 and 1995, respectively.

(2) The formula for calculating the average commission rate is total commission paid divided by the total shares purchased and sold. Each option contract is 100 shares.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE ANALYTIC OPTIONED EQUITY FUND,
INC.:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Analytic Optioned Equity Fund, Inc. as of December 31, 1996 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned and outstanding options at December 31, 1996 by correspondence with the custodian and brokers. Where confirmations were not received, we performed alternative procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Analytic Optioned Equity Fund, Inc. as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

                    [SIG]

LOS ANGELES, CALIFORNIA
FEBRUARY 10, 1997

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